LOANS AND ADVANCES TO CUSTOMERS - Summary of Finance Lease and Hire Purchase Contract Receivables (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Finance Lease And Hire Purchase Contract Receivables [Line Items]
Gross investment	£ 5,004	£ 4,969
Unearned finance income	(753)	(747)
Net investment	4,251	4,222
No later than one year
Disclosure Of Finance Lease And Hire Purchase Contract Receivables [Line Items]
Gross investment	1,362	1,400
Unearned finance income	(202)	(208)
Net investment	1,160	1,192
Later than one year and not later than two years
Disclosure Of Finance Lease And Hire Purchase Contract Receivables [Line Items]
Gross investment	1,337	1,423
Unearned finance income	(202)	(215)
Net investment	1,135	1,208
Later than two years and not later than three years
Disclosure Of Finance Lease And Hire Purchase Contract Receivables [Line Items]
Gross investment	1,086	1,220
Unearned finance income	(164)	(184)
Net investment	922	1,036
Later than three years and not later than four years
Disclosure Of Finance Lease And Hire Purchase Contract Receivables [Line Items]
Gross investment	972	721
Unearned finance income	(147)	(109)
Net investment	825	612
Later than four years and not later than five years
Disclosure Of Finance Lease And Hire Purchase Contract Receivables [Line Items]
Gross investment	135	115
Unearned finance income	(21)	(17)
Net investment	114	98
Later than five years
Disclosure Of Finance Lease And Hire Purchase Contract Receivables [Line Items]
Gross investment	112	90
Unearned finance income	(17)	(14)
Net investment	£ 95	£ 76